	TOTAL EXCEPTION SUMMARY
#	Category	Celink Tested Securitization Population	RMS Tested Securitization Population	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
2	Data Integrity - MIP Rate	182	162	344	0	0	0%
3	Data Integrity - Current UPB	182	162	344	0	0	0%
4	Data Integrity - Current Interest Rate	182	162	344	0	0	0%
5	Data Integrity - Marketable Title Date	5	27	32	1	1	3%
6	Data Integrity - Loan Status	182	162	344	0	0	0%
7	Data Integrity - Max Claim Amount	182	162	344	0	0	0%
8	Data Integrity - UPB at Called Due Date	142	111	253	1	1	0%
9	Data Integrity - Original Note Rate	182	162	344	0	0	0%
10	Data Integrity - Margin (on adjustable rate loans)	14	40	54	0	0	0%
11	Data Integrity - Index (on adjustable rate loans)	14	40	54	0	0	0%
12	Data Integrity - Debenture Rate	182	162	344	0	0	0%
13	Data Integrity - Foreclosure First Legal Date	90	85	175	0	0	0%
14	Data Integrity - Closing Date	182	162	344	0	0	0%
15	Data Integrity - Amortization Type	182	162	344	0	0	0%
16	Data Integrity - FHA Case Number	182	162	344	0	0	0%
17	Data Integrity - Original Principal Limit	182	162	344	0	0	0%
18	Data Integrity - Called Due Date	142	111	253	17	17	7%
19	FHA Insurance	792	773	1565	0	0	0%
20	Valuation Integrity	174	152	326	0	0	0%
21	Property Inspections	190	130	320	316	316	99%
22	Borrower's Age	190	130	320	0	0	0%
23	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	122	114	236	82	82	35%
24	Property Preservation to Allowable Limit	182	149	331	0	0	0%
25	Tax and Insurance Disbursement Verification*	168	111	279	1	1	0%
26	Corporate Advance Disbursement Verification*	182	151	333	0	0	0%
27	Lien Search	117	72	189	33	27	14%
28	BPO Order (& Full Appraisal)	120	183	303	0	0	0%
	*individual disbursement transactions on loans within the sample population